[AMERICAN BEACON FUNDS LOGO]

                             INSTITUTIONAL CLASS
                          Supplement Dated December 11, 2009
                          To the Prospectus dated March 1, 2009
           As Supplemented on October 15, 2009, June 5, 2009, April 14, 2009
                               and March 17, 2009

                                 INVESTOR CLASS
                          Supplement Dated December 11, 2009
                          To the Prospectus dated March 1, 2009
           As Supplemented on October 15, 2009, June 5, 2009, April 14, 2009
                              and March 31, 2009
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Institutional and Investor Class Prospectuses
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On December 11, 2009, Standish Mellon Asset Management Company, LLC began managing a portion of the Treasury Inflation Protected Securities Fund.
  As a result, the following changes are hereby made to the Prospectuses.

The third paragraph in the section titled "Treasury Inflation Protected Securities Fund - Principal Strategies" is replaced with the following:

       The Manager currently allocates the Fund's assets between two investment sub-advisors:

	NISA Investment Advisors, LLC ("NISA")
	Standish Mellon Asset Management Company, LLC ("Standish")

The fifth paragraph in the section titled "Treasury Inflation Protected Securities Fund - Principal Strategies" is supplemented with the following:

	Standish's investment process combines top-down cyclical macroeconomic analysis with bottom-up relative value analysis. Their top-down research contributes 60%-70% of their value added and drives duration and yield curve strategies. The remaining 30%-40% of the value added is generated by bottom-up issue selection focusing on the issue's theoretical fair value, seasonality impacts and supply/demand.

The following paragraphs are inserted after the description of Pzena Investment Management LLC in the section titled "The Sub-Advisors:"

STANDISH MELLON ASSET MANAGEMENT COMPANY, LLC ("Standish"), One Boston Place, Suite 2900, 201 Washington Street, Boston, MA 02108-4408, is a wholly-owned subsidiary of The Bank of New York Mellon Corporation.
As of September 30, 2009, Standish had assets under management of approximately $62 billion. Standish serves as a sub-advisor to the Treasury Inflation Protected Securities Fund.

Robert Bayston has served as the primary portfolio manager of Standish's portion of the TIPS Fund since December 2009. Mr. Bayston is Director of Liquid Products and Senior Portfolio Manager for Standish with responsibility for analytics, strategy and portfolio management of Treasury inflation protected securities. He joined Standish in 1991 as a Quantitative Analyst and then transitioned to the Liquid Products group as a trader before being promoted to head that team in 2005.